Acquisition - Additional Information (Detail) - iSheriff [Member] - USD ($)		6 Months Ended
	Nov. 21, 2016	Sep. 30, 2017
Business Acquisition [Line Items]
Purchase price	$ 6,200,000
Cash payment	5,600,000
Purchase price held back	600,000
Business combination, indemnification period		1 year
Contingent consideration related to discretionary purchase price	2,000,000
Fair value of contingent consideration	$ 0